Note 6 - Other Expense (Income)	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]
6.	Other expense (income)

	2011	2010	2009

Loss (earnings) from equity method investments	$3,475	$4,046	$(1,548)
Other-than-temporary impairment of investment	3,092	-	-
Gain on sale of investment	-	-	(4,488)
Other	(250)	(1,039)	(76)
	$6,317	$3,007	$(6,112)

During the year ended December 31 2011, as a result of a sustained decline in the market price of the shares of the Company’s investment in Colliers International UK plc (see note 8), an other-than-temporary impairment charge of $3,092 was recorded in the statement of earnings.

During the year ended December 31, 2009, the Company sold its investment in Resolve Business Outsourcing Income Fund, realizing a gain of $4,488.